Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Schedule of accounts receivable net

Accounts receivable, net consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	SGD	SGD	USD
Accounts receivable	252,818	233,045	172,332
Less: Allowance for expected credit losses accounts	(9,102)	(16,721)	(12,365)
Total accounts receivable, net	243,716	216,324	159,967

Schedule of allowance for doubtful accounts

Movements of allowance for expected credit losses accounts are as follows:

	December 31, 2022	June 30, 2023	June 30, 2023
	SGD	SGD	USD

Allowance for expected credit losses accounts, beginning balance	23,210	9,102	6,731
Addition	16,683	7,619	5,634
Write-off / recovery	(30,791)	-	-
Allowance for expected credit losses accounts, ending balance	9,102	16,721	12,365

Schedule of accounts receivable net of allowance for doubtful accounts

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit losses accounts, based on the invoice date is as follows:

	December 31, 2022	June 30, 2023	June 30, 2023
	SGD	SGD	USD
Within 30 days	127,415	202,181	149,509
Between 31 and 60 days	42,445	6,060	4,481
Between 61 and 90 days	59,960	2,946	2,178
More than 90 days	13,896	5,137	3,799
Total accounts receivable, net	243,716	216,324	159,967